Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 9,282	$ 4,053	$ 1,695
10% decrease in future copper prices	9,282	3,545	1,681
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	112,080	99,219	72,847
10% decrease in future copper prices	$ (112,080)	$ (99,219)	$ (72,847)